Income taxes	6 Months Ended
Jun. 30, 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Disclosure of income tax [text block]
16 INCOME AND SOCIAL CONTRIBUTION TAXES
The Company management believes in the validity of the provisions of international treaties entered by Brazil to avoid double taxation. In order to ensure its right to non-double taxation, the Company filed a lawsuit in April 2019, which aims to exempt the double taxation in Brazil, of profits earned by its subsidiary located in Austria, according to Law No. 12,973/14. Due to the preliminary injunction granted in favor of the Company in the aforementioned lawsuit, the Company decided not to add the profit from Suzano International Trading GmbH, located in Austria, when determining its taxable income and social contribution basis of the net profit of the Company for the six-month period ended June 30, 2026. There is no provision for tax related to the non-double taxation profits of such subsidiary in 2026.
16.1 Deferred taxes
16.1.1 Deferred income and social contribution taxes

	06/30/2026	12/31/2025
Tax loss carried forward	1,191,234	982,480
Negative tax basis of social contribution carried forward	464,036	381,600

Assets - temporary differences
Provision for judicial liabilities	276,203	269,757
Operating provisions	443,875	559,288
Provisions for other losses	618,907	619,567
Employee benefit plans	256,151	251,990
Exchange rate variations	1,886,733	3,443,822
Amortization of fair value adjustments arising from business combinations	620,112	620,973
Unrealized profit on inventories	211,466	237,740
Leases (1)	505,833	541,431
	6,474,550	7,908,648

Liabilities - temporary differences
Goodwill - tax benefit on unamortized goodwill	2,020,207	1,878,119
Property, plant and equipment - deemed cost	974,519	985,901
Depreciation for tax-incentive reason (2)	636,857	668,603
Capitalized loan costs	896,149	937,829
Fair value of biological assets	1,649,769	1,425,535
Deferred taxes, net of fair value adjustments	308,540	313,464
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)	102,580	115,003
Derivatives gains (“MtM”) (1)	1,138,072	66,308
Provision of deferred taxes on results of subsidiaries abroad	253,272
Other temporary differences	14,345	13,872
	7,994,310	6,404,634

Non-current assets	122,709	1,504,014
Non-current liabilities	1,642,469
(1)The Company presents a net balance of derivatives and leases, as gains and losses from deferred taxes are offset simultaneously. For the derivatives line, the taxable temporary difference was R$4,047,493 and deductible temporary difference of R$2,909,421 (taxable temporary difference was R$3,065,768 and deductible temporary difference of R$3,001,133 as of December 31, 2025). For the lease line, the taxable temporary difference was R$5,215,078 and deductible temporary difference was R$5,720,911 (taxable temporary difference was R$1,767,605 and deductible temporary difference was R$2,309,036 as of December 31, 2025).
(2)Tax depreciation is taken as a benefit only in the income tax calculation bases.
16.1.2 Breakdown of accumulated tax losses and social contribution tax losses carried forward

	06/30/2026	12/31/2025
Tax loss carried forward	4,764,936	3,929,920
Negative tax basis of social contribution carried forward	5,155,956	4,240,000
16.1.3 Roll-forward of deferred tax

	06/30/2026	12/31/2025
Opening balance	1,504,014	7,971,419
Tax loss carried forward	208,754	185,649
Negative tax basis of social contribution carried forward	82,436	74,457
Provision for judicial liabilities	6,446	(55,116)
Operating provisions and other losses	(111,912)	122,493
Exchange rate variation	(1,557,089)	(3,941,212)
Derivative (gains) losses (“MtM”)	(1,071,764)	(2,297,143)
Amortization of fair value adjustments arising from business combinations	4,063	23,905
Unrealized profit on inventories	(26,274)	(301,417)
Leases	(35,598)	(65,513)
Goodwill - tax benefit on unamortized goodwill	(142,088)	(288,232)
Property, plant and equipment - deemed cost	11,382	80,982
Depreciation accelerated for tax-incentive reason	31,746	65,037
Capitalized loan costs	41,680	9,653
Fair value of biological assets	(224,234)	(108,440)
Deferred taxes on the results of subsidiaries abroad	(253,272)
Credits on exclusion of ICMS from the PIS/COFINS tax base	12,423	22,925
Other temporary differences	(473)	4,567
Closing balance	(1,519,760)	1,504,014
16.2 Reconciliation of the effects of income tax and social contribution on profit or loss

	06/30/2026	06/30/2025
Net income (loss) before taxes	9,169,783	17,255,357
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	(3,117,726)	(5,866,821)

Tax effect on permanent differences
Impact of the taxation difference on profit of associates in Brazil and abroad (1)	(555)	(294,581)
Equity method	(8,702)	(24,220)
Credit related to Reintegra Program	5,177	6,156
Director bonuses	(107)	(26,950)
Tax incentives (Note 16.3)	26,200	265,547
Other permanent exclusions	45,387	45,643
	(3,050,326)	(5,895,226)
Income tax
Current	(9,226)	(206,328)
Deferred	(2,220,799)	(4,093,523)
	(2,230,025)	(4,299,851)
Social Contribution
Current	(16,667)	(104,206)
Deferred	(803,634)	(1,491,169)
	(820,301)	(1,595,375)
Income tax and social contribution result for the period	(3,050,326)	(5,895,226)
(1)The difference in the taxation of subsidiaries is substantially due to the differences between the nominal tax rates in Brazil and those of subsidiaries located abroad.
16.3 Tax incentives
The Company benefits from a tax incentive for partial reduction of the income tax obtained from operations carried out in areas under the jurisdiction of the Northeast Development Superintendence (“SUDENE”) and the Superintendence of Amazon Development (“SUDAM”). The IRPJ reduction incentive is calculated based on the activity profits (exploitation profits) and considers the allocation of the operating profit based on the incentive production levels for each product.

Area/Regions	Company	Maturity
Northeast Development Superintendence (“SUDENE”)
Aracruz (ES)	Portocel	2030
Aracruz (ES)	Suzano	2031
Imperatriz (MA)	Suzano	2032
Mucuri (BA)	Suzano	2032
São Luís (MA)	Itacel	2033
Eunápolis (BA)	Veracel	2033

Superintendence of Amazon Development (“SUDAM”)
Belém (PA)	Suzano	2034
16.4 OECD PILLAR TWO MODEL RULES
In December 2021, the Organisation for Economic Co-operation and Development (“OECD”) announced the guidelines for the Pillar Two model, aiming for a reform in international corporate taxation to ensure that multinational economic groups, covered by such regulations, contribute an effective minimum tax at a rate of 15% on profits. Each country's effective profit tax rate, as calculated by this model, is called the GloBE (Global Anti-Base Erosion Rules) effective tax rate. In the context of Suzano, compliance with OECD guidelines on international taxation is a strategic priority.
Based on the calculations performed under the GloBE Simplifying Transition Rules (RSGT), there is no impact on the unaudited condensed consolidated interim financial information in relation to this matter.
The Company reaffirms its commitment to tax compliance and will continue to carry out the necessary actions to ensure the proper implementation of the new rule in the jurisdictions where it operates, in line with global best practices and current legislation.
16.5 Uncertainty over income tax treatments
The Company is involved in ongoing administrative and judicial proceedings concerning certain tax treatments adopted in the calculation of income taxes.
The Company assesses the likelihood that such tax treatments will be accepted by the relevant tax authorities, taking into account the applicable legislation, case law, available administrative and judicial precedents, and, when applicable, the opinions of external legal counsel. The measurement of uncertain tax positions reflects Management's best estimate of the expected outcome of these matters.
As of June 30, 2026, the total amount of uncertainties related to income taxes for which the Company considers acceptance of the adopted tax treatment by the tax authorities to be not probable amounted to R$1,822 (R$1,749 as of December 31, 2025). This amount has been fully provisioned and is presented within income tax and social contribution payable.
Additionally, as of June 30, 2026, the total amount of uncertainties related to income taxes for which the Company considers acceptance of the adopted tax treatment to be probable amounted to R$10,057,925 (R$4,559,801 as of December 31, 2025).
The main uncertainties related to income tax treatments for which acceptance is considered probable are described below:
i.Tax Assessment Notice - Foreign Earnings - Brazil-Austria Tax Treaty (2021): This matter relates to a tax assessment issued by the Brazilian Federal Revenue Service ("RFB"), received in April 2026, seeking the collection of IRPJ and CSLL in the initial amount of R$5,106,344, including interest, based on the alleged failure to tax profits earned by its subsidiary Suzano International Trade GmbH (Austria). The assessment was issued without the imposition of penalties, pursuant to a preliminary injunction granted in a writ of mandamus concerning the application of the Brazil-Austria Tax Treaty. The Company filed an administrative challenge, which is currently awaiting judgment. The estimated exposure as of June 30, 2026 amounted to R$5,176,100.
ii.Tax Assessment Notice - Exchange of Industrial and Forestry Assets (2007): This judicial action seeks to annul an administrative tax proceeding initiated by the RFB for the collection of IRPJ and CSLL based on the alleged realization of an untaxed capital gain arising from the exchange of assets with International Paper ("IP") in February 2007. In December 2012, the Company was assessed by the RFB and, in January 2016, the Administrative Council of Tax Appeals ("CARF"), by the casting vote of its President, ruled against the Company. Following notification of the decision in May 2016 and the exhaustion of administrative remedies, the Company elected to continue disputing the matter in court. The exposure is fully secured by guarantees. The court ruled in favor of the Company, and the matter is currently awaiting judgment of the appeal filed by the National Treasury. In December 2023, pursuant to Article 2 of Law No. 14,689/23, related to Article 25, Paragraph 9-A of Decree No. 70,235/72, the debt certificates were amended to definitively cancel the penalties and related charges. The estimated exposure as of June 30, 2026 amounted to R$1,979,365 (December 31, 2025: R$1,861,899), excluding the canceled penalties.
iii.Tax Assessment Notice - Non-deductible Expenses, Operating Expense Deductions, Foreign Subsidiary Earnings, Goodwill Amortization, Directors' Bonuses and Tax Loss Carryforwards (2019): This administrative proceeding was initiated in October 2023 following tax assessment notices issued against Suzano S.A. concerning fiscal year 2019. The alleged infractions relate to: (i) non-deductible expenses; (ii) improper deduction of operating expenses; (iii) profits earned abroad by a subsidiary; (iv) goodwill amortization; (v) failure to add directors' bonuses to the CSLL tax base; and (vi) tax loss carryforwards and negative CSLL basis. The Company's administrative defense was partially upheld. Subsequently, the Company filed a voluntary appeal, which was partially granted. The Company is currently awaiting formal notification of the decision. The estimated exposure as of June 30, 2026 amounted to R$1,053,991 (December 31, 2025: R$1,008,823).
iv.Tax Assessment Notice - Disallowance of Depreciation, Amortization and Depletion Expenses (2010): In December 2015, the Company was assessed for IRPJ and CSLL based on the alleged non-deductibility of depreciation, amortization and depletion expenses claimed in fiscal year 2010. The Company filed an administrative defense, which was partially upheld. The decision was appealed by the Company in November 2017. The case was converted into an evidentiary proceeding and is currently awaiting completion of the procedures ordered by CARF. The estimated exposure as of June 30, 2026 amounted to R$960,921 (December 31, 2025: R$931,979).
v.Tax Assessment Notice - Recalculation of Foreign Subsidiary Profits (2014-2016): On October 5, 2020, the Company was notified of a tax assessment issued by the RFB seeking IRPJ and CSLL arising from the recalculation of profits earned by its subsidiary Suzano Trading Ltd. during fiscal years 2014, 2015 and 2016. The Company filed an administrative challenge, which was converted into an evidentiary proceeding. Following completion of such procedures, the challenge was partially upheld. The Company subsequently appealed the unfavorable portion of the decision and is awaiting judgment. The estimated exposure as of June 30, 2026 amounted to R$690,658 (December 31, 2025: R$663,188).